Recurring Fair Value Measurements - Schedule of Financial Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets:
Marketable securities held in Trust Account	$ 16,018,732	$ 285,506,568
Liabilities:
Total liabilities	1,113,600	796,224
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	16,018,732	285,506,568
Liabilities:
Total liabilities	552,000	394,680
Level 2 [Member]
Assets:
Marketable securities held in Trust Account
Liabilities:
Total liabilities	561,600	401,544
Level 3 [Member]
Assets:
Marketable securities held in Trust Account
Liabilities:
Total liabilities
Public Warrants [Member]
Liabilities:
Total liabilities	552,000	394,680
Public Warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities	552,000	394,680
Public Warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Public Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities
Private Warrants [Member]
Liabilities:
Total liabilities	561,600	401,544
Private Warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Private Warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities	561,600	401,544
Private Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities